Note 23 - Fair Value (Detail) - Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total unrealized gains/(losses) included in other comprehensive income	$ 1,078	$ 4,167	$ (685)
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of year	16,914	10,833
Total realized and unrealized gains/(losses) included in income	0	0
Total unrealized gains/(losses) included in other comprehensive income	0	0
Purchases of securities	17,262	11,325
Sales of securities	0	0
Calls and maturities	(12,663)	(5,244)
Net transfers in to Level 3	357	0
Balance at December 31 of each year	$ 21,870	$ 16,914